Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Net asset retirement obligation at January 1	$ 11,545	$ 9,877
Liabilities incurred	425	140
Acquisitions	1,358	1,744
Accretion expense	696	508
Changes in estimates		(724)
Net asset retirement obligation at December 31	$ 14,024	$ 11,545